REINSURANCE AGREEMENTS - Liability for unpaid claims (Details) - Individual Disability Income and Major Medical - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Claim reserves and associated liabilities before reinsurance ceded for individual DI and major medical policies	$ 1,918	$ 1,789
Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies	1,849	1,709
DI reserves and associated liabilities ceded	1,676	1,652
Liability for Unpaid Claims and Claims Adjustment Expense, Incurred Claims [Abstract]
Incurred benefits related to current year	7	11	$ 14
Incurred benefits related to prior years	15	22	16
Total Incurred Benefits	22	33	30
Liability for Unpaid Claims and Claims Adjustment Expense, Claims Paid [Abstract]
Benefits paid related to current year	17	18	20
Benefits paid related to prior years	15	13	11
Total Benefits Paid	$ 32	$ 31	$ 31